Consolidated Statements of Financial Position € in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Non-current assets:
Property, plant and equipment	$ 6,271,000	$ 6,992,000	$ 6,659,000
Intangible assets	12,409,000	9,562,000	7,707,000
Deposits and other receivables	394,000	402,000	332,000
Other non-current financial assets	337,000	353,000	310,000
Total non-current assets	19,411,000	17,309,000	15,008,000
Current assets:
Inventories	8,243,000	7,376,000	8,693,000
Trade receivables	13,177,000	17,814,000	13,673,000
Current contract assets	2,707,000	3,112,000	1,612,000
Prepaid expenses and other receivables	3,237,000	4,214,000	3,172,000
Recoverable value added tax	565,000	688,000	470,000
Research tax credit receivable	3,148,000	3,248,000	1,902,000
Deposit	0	347,000	345,000
Cash and cash equivalents	12,086,000	2,948,000	20,202,000
Total current assets	43,163,000	39,747,000	50,069,000
Total assets	62,574,000	57,056,000	65,077,000
Equity (deficit):
Issued capital, euro 0.02 nominal value, 94,732,539 shares issued and outstanding at December 31, 2018 (80,024,707 and 75,030,078 at December 31, 2017 and 2016, respectively)	2,384,000	2,031,000	1,923,000
Share premium	225,470,000	204,952,000	189,029,000
Other capital reserves	39,768,000	33,313,000	28,257,000
Accumulated deficit	(272,036,000)	(235,712,000)	(209,553,000)
Other components of equity	(605,000)	(436,000)	(796,000)
Total equity (deficit)	(5,019,000)	4,048,000	8,860,000
Non-current liabilities:
Government grant advances and loans	5,674,000	5,030,000	5,144,000
Non-current debt instruments issued	11,811,000	0	0
Convertible debt and accrued interest	19,723,000	17,063,000	16,338,000
Provisions	1,689,000	1,532,000	1,306,000
Deferred tax liabilities	691,000	52,000	22,000
Deferred revenue	808,000	1,293,000	1,940,000
Total non-current liabilities	40,396,000	24,970,000	24,750,000
Current liabilities:
Trade payables	9,412,000	13,023,000	18,358,000
Interest-bearing financing of receivables	10,295,000	7,413,000	7,712,000
Current debt instruments issued	823,000	0	0
Government grant advances and loans	688,000	1,592,000	601,000
Other current liabilities	4,654,000	5,138,000	4,415,000
Deferred revenue	973,000	740,000	335,000
Provisions	352,000	32,000	46,000
Total current liabilities	27,197,000	27,938,000	31,467,000
Total equity and liabilities	$ 62,574,000	57,056,000	$ 65,077,000
Previously stated
Equity (deficit):
Total equity (deficit)		$ 4,148,000